UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                   as of January 31, 2016 (Unaudited)

Deutsche Ultra-Short Duration Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 44.8%
Consumer Discretionary 5.9%
Ally Financial, Inc.:
3.25%, 11/5/2018 (b)		415,000	406,700
4.125%, 3/30/2020 (b)		1,200,000	1,182,000
Avis Budget Car Rental LLC, 4.875%, 11/15/2017 (b)		130,000	131,625
CCO Holdings LLC, 6.5%, 4/30/2021		1,500,000	1,564,680
CCO Safari II LLC, 144A, 3.579%, 7/23/2020		2,065,000	2,076,644
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020		700,000	577,500
CSC Holdings LLC, 7.875%, 2/15/2018		1,000,000	1,052,500
D.R. Horton, Inc., 3.75%, 3/1/2019		300,000	300,750
Dana Holding Corp., 5.375%, 9/15/2021		600,000	579,000
DISH DBS Corp.:
5.125%, 5/1/2020		150,000	148,875
7.125%, 2/1/2016		1,400,000	1,400,000
Dollar Tree, Inc., 144A, 5.25%, 3/1/2020 (b)		1,500,000	1,575,000
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		1,000,000	976,875
General Motors Financial Co., Inc.:
2.75%, 5/15/2016		35,000	35,125
3.2%, 7/13/2020		1,280,000	1,255,319
Hertz Corp., 4.25%, 4/1/2018		900,000	895,500
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		600,000	580,500
Jarden Corp., 7.5%, 5/1/2017		315,000	322,875
L Brands, Inc., 6.9%, 7/15/2017		495,000	527,175
Lennar Corp., 4.125%, 12/1/2018		120,000	121,200
MGM Resorts International, 7.625%, 1/15/2017		1,000,000	1,037,500
Numericable-SFR, 144A, 4.875%, 5/15/2019		1,640,000	1,627,700
Schaeffler Finance BV, 144A, 4.75%, 5/15/2021		700,000	700,000
			19,075,043
Consumer Staples 0.5%
ConAgra Foods, Inc., 2.1%, 3/15/2018		377,000	377,595
Constellation Brands, Inc., 7.25%, 9/1/2016		120,000	123,600
Kraft Heinz Foods Co., 144A, 2.8%, 7/2/2020		1,165,000	1,173,124
			1,674,319
Energy 3.5%
Carrizo Oil & Gas, Inc., 7.5%, 9/15/2020		500,000	388,750
Columbia Pipeline Group, Inc., 144A, 2.45%, 6/1/2018		650,000	630,897
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018		2,000,000	2,005,000
Energy Transfer Partners LP, 4.15%, 10/1/2020		1,150,000	1,017,955
KazMunayGas National Co. JSC, Series 2, 144A, 9.125%, 7/2/2018		1,500,000	1,599,750
Kinder Morgan, Inc., 7.0%, 6/15/2017		100,000	103,017
Noble Holding International Ltd., 4.0%, 3/16/2018		670,000	534,429
ONEOK Partners LP, 3.8%, 3/15/2020 (b)		1,750,000	1,615,287
Pride International, Inc., 6.875%, 8/15/2020 (b)		1,100,000	768,625
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		1,500,000	1,372,500
Tesoro Corp., 4.25%, 10/1/2017		250,000	255,000
Whiting Petroleum Corp., 6.5%, 10/1/2018 (b)		1,075,000	642,312
WPX Energy, Inc., 7.5%, 8/1/2020		700,000	439,670
			11,373,192
Financials 13.8%
AerCap Ireland Capital Ltd., 4.5%, 5/15/2021		1,700,000	1,666,000
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		4,000,000	4,031,500
Bank of America Corp., Series L, 2.6%, 1/15/2019		3,000,000	3,011,808
Bank of Ceylon, REG S, 5.325%, 4/16/2018		3,000,000	2,891,400
CIT Group, Inc.:
3.875%, 2/19/2019		600,000	595,200
144A, 5.5%, 2/15/2019		1,110,000	1,146,075
Country Garden Holdings Co., Ltd., 144A, 7.875%, 5/27/2019 (b)		1,000,000	1,052,393
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		1,200,000	1,263,000
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	3,000,000	4,290,984
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		4,850,000	4,958,267
Intesa Sanpaolo SpA:
3.875%, 1/16/2018		3,000,000	3,075,132
3.875%, 1/15/2019		1,500,000	1,542,863
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018		5,000,000	5,055,925
National Savings Bank, 144A, 8.875%, 9/18/2018		2,000,000	2,047,500
ProLogis LP, (REIT), 2.75%, 2/15/2019		1,970,000	2,001,148
Synchrony Financial, 3.0%, 8/15/2019		787,000	791,864
The Goldman Sachs Group, Inc., 2.625%, 1/31/2019		2,500,000	2,518,177
The Huntington National Bank, 2.2%, 11/6/2018		685,000	686,174
UniCredit Luxembourg Finance SA, 144A, 6.0%, 10/31/2017		2,100,000	2,164,747
			44,790,157
Health Care 3.5%
Community Health Systems, Inc.:
5.125%, 8/15/2018		1,075,000	1,080,375
7.125%, 7/15/2020 (b)		600,000	573,000
Fresenius Medical Care U.S. Finance, Inc., 6.875%, 7/15/2017		250,000	266,250
HCA, Inc., 4.25%, 10/15/2019 (b)		1,500,000	1,537,500
Hypermarcas SA, 144A, 6.5%, 4/20/2021		4,000,000	4,050,000
Mallinckrodt International Finance SA:
3.5%, 4/15/2018		535,000	505,575
144A, 4.875%, 4/15/2020		1,000,000	957,500
Tenet Healthcare Corp., 4.5%, 4/1/2021		1,400,000	1,372,000
Valeant Pharmaceuticals International, Inc.:
144A, 6.375%, 10/15/2020		500,000	480,000
144A, 6.75%, 8/15/2018		575,000	572,484
			11,394,684
Industrials 5.5%
Adani Ports & Special Economic Zone Ltd., 144A, 3.5%, 7/29/2020		1,500,000	1,486,060
ADT Corp., 4.125%, 4/15/2019 (b)		1,200,000	1,236,000
Aguila 3 SA, 144A, 7.875%, 1/31/2018		500,000	508,125
Bombardier, Inc., 144A, 7.5%, 3/15/2018		385,000	359,975
CEMEX Espana SA, 144A, 9.875%, 4/30/2019		3,500,000	3,626,875
CNH Industrial Capital LLC:
3.25%, 2/1/2017		265,000	264,338
3.875%, 7/16/2018		240,000	232,800
Flextronics International Ltd., 4.625%, 2/15/2020		1,000,000	1,020,015
Huntington Ingalls Industries, Inc., 144A, 5.0%, 12/15/2021		1,500,000	1,548,750
Lima Airport Partners Srl, Series 2007-1, 144A, 6.88%, 6/15/2022		2,897,221	3,197,808
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		2,000,000	2,050,680
United Rentals North America, Inc., 7.375%, 5/15/2020 (b)		550,000	566,500
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019 (b)		500,000	498,750
ZF North America Capital, Inc., 144A, 4.0%, 4/29/2020 (b)		1,200,000	1,197,900
			17,794,576
Information Technology 1.2%
Jabil Circuit, Inc., 7.75%, 7/15/2016		360,000	367,650
NCR Corp., 4.625%, 2/15/2021		1,000,000	950,000
NXP BV:
144A, 3.5%, 9/15/2016		335,000	336,256
144A, 4.125%, 6/15/2020		1,200,000	1,194,000
Seagate HDD Cayman, 3.75%, 11/15/2018		750,000	745,317
Unisys Corp., 6.25%, 8/15/2017		175,000	164,500
			3,757,723
Materials 4.9%
Anglo American Capital PLC, 144A, 2.625%, 9/27/2017		1,455,000	1,265,850
ArcelorMittal, 5.125%, 6/1/2020 (b)		1,000,000	805,000
Celanese US Holdings LLC, 5.875%, 6/15/2021 (b)		1,500,000	1,590,000
Freeport-McMoRan, Inc., 2.375%, 3/15/2018		1,455,000	931,200
Glencore Finance Canada Ltd., 144A, 2.7%, 10/25/2017		600,000	538,470
Glencore Funding LLC:
144A, 2.5%, 1/15/2019 (b)		1,810,000	1,380,125
144A, 3.125%, 4/29/2019 (b)		1,880,000	1,432,372
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020		2,250,000	1,687,500
Goldcorp, Inc., 2.125%, 3/15/2018		1,490,000	1,447,678
Grupo Idesa SA de CV, 144A, 7.875%, 12/18/2020		2,000,000	1,890,000
INEOS Group Holdings SA, 144A, 5.875%, 2/15/2019 (b)		300,000	291,750
Koppers, Inc., 7.875%, 12/1/2019		390,000	386,100
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		1,000,000	1,006,580
Novelis, Inc., 8.375%, 12/15/2017		340,000	326,400
Smurfit Kappa Acquisitions, 144A, 4.875%, 9/15/2018		200,000	204,750
Teck Resources Ltd., 3.0%, 3/1/2019 (b)		1,250,000	787,500
			15,971,275
Telecommunication Services 2.6%
CenturyLink, Inc., Series N, 6.0%, 4/1/2017		700,000	721,000
Frontier Communications Corp., 8.125%, 10/1/2018		705,000	719,981
Intelsat Jackson Holdings SA, 7.25%, 4/1/2019		905,000	821,288
Level 3 Financing, Inc., 6.125%, 1/15/2021		900,000	942,750
SBA Telecommunications, Inc., 5.75%, 7/15/2020 (b)		1,500,000	1,556,250
Sprint Capital Corp., 6.9%, 5/1/2019		500,000	400,000
Sprint Communications, Inc., 6.0%, 12/1/2016		1,000,000	992,500
T-Mobile U.S.A., Inc., 6.25%, 4/1/2021		900,000	915,750
Telesat Canada, 144A, 6.0%, 5/15/2017		640,000	644,800
Windstream Services LLC, 7.875%, 11/1/2017		785,000	820,325
			8,534,644
Utilities 3.4%
Exelon Corp., 2.85%, 6/15/2020		870,000	870,949
Korea Western Power Co., Ltd., 144A, 3.125%, 5/10/2017		2,000,000	2,033,464
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		6,000,000	6,726,000
NRG Energy, Inc., 7.625%, 1/15/2018		1,500,000	1,515,000
			11,145,413
Total Corporate Bonds (Cost $152,654,095)			145,511,026
Mortgage-Backed Securities Pass-Throughs 0.7%
Federal National Mortgage Association:
2.53% *, 9/1/2038		130,932	138,650
3.0%, with various maturities from 5/1/2027 until 6/1/2027		1,924,070	2,010,248
4.5%, 4/1/2023		51,091	53,834
Government National Mortgage Association:
6.5%, with various maturities from 10/20/2038 until 2/20/2039		36,573	40,057
7.0%, 6/20/2038		9,562	11,600
Total Mortgage-Backed Securities Pass-Throughs (Cost $2,262,103)			2,254,389
Asset-Backed 16.7%
Automobile Receivables 4.3%
AmeriCredit Automobile Receivables Trust, "B", Series 2012-4, 1.31%, 11/8/2017		254,951	254,967
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021		1,500,000	1,516,032
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021		4,000,000	4,099,707
CPS Auto Receivables Trust:
"D", Series 2014-A, 144A, 5.11%, 2/18/2020		1,420,000	1,382,606
"D", Series 2014-D, 144A, 5.33%, 11/16/2020		2,600,000	2,521,985
CPS Auto Trust, 'E", Series 2012-C, 144A, 7.5%, 12/16/2019		117,266	117,687
Skopos Auto Receivables Trust:
"A", Series 2015-1A, 144A, 3.1%, 12/15/2023		3,377,982	3,365,783
"A", Series 2015-2A, 144A, 3.55%, 2/15/2020		933,064	932,406
			14,191,173
Credit Card Receivables 0.3%
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020		901,312	896,806
Home Equity Loans 0.7%
Citigroup Mortgage Loan Trust, "A2C", Series 2006-HE2, 0.572% *, 8/25/2036		1,917,910	1,833,740
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		102,764	101,608
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035		56,064	56,092
"AF1", Series 2006-4, 5.545%, 1/25/2037		60,120	33,004
"AF1", Series 2007-2, 5.893%, 6/25/2037		346,894	167,300
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029		5,809	5,999
			2,197,743
Manufactured Housing Receivables 0.1%
Mid-State Trust, "A", Series 4, 8.33%, 4/1/2030		309,763	321,061
Miscellaneous 11.3%
A Voce CLO Ltd., "A1B", Series 2014-1A, 144A, 1.781% *, 7/15/2026		2,540,000	2,478,001
Ares XXIX CLO Ltd., "A2", Series 2014-1A, 144A, 2.315% *, 4/17/2026		2,550,000	2,460,286
Atrium V, "A2B", Series 5A, 144A, 0.653% *, 7/20/2020		500,000	490,060
Domino's Pizza Master Issuer LLC:
"A2I", Series 2015-1A, 144A, 3.484%, 10/25/2045		1,995,000	1,955,100
"A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		1,191,840	1,223,961
Dryden XXXI Senior Loan Fund, "B", Series 2014-31A, 144A, 2.217% *, 4/18/2026		1,000,000	955,786
GoldenTree Loan Opportunities III Ltd., "C", Series 2007-3A, 144A, 1.579% *, 5/1/2022		750,000	714,983
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		978,174	961,993
North End CLO Ltd., "A", Series 2013-1A, 144A, 1.465% *, 7/17/2025		4,000,000	3,911,496
Oak Hill Credit Partners X Ltd., "A", Series 2014-10A, 144A, 1.787% *, 7/20/2026		1,550,000	1,530,307
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 1.915% *, 7/17/2025		3,500,000	3,292,349
Octagon Investment Partners XXI Ltd., "A1A", Series 2014-1A, 144A, 1.779% *, 11/14/2026		5,000,000	4,895,105
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1.367% *, 2/25/2035		271,171	270,429
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		77,531	77,216
Treman Park CLO LLC, "A", Series 2015-1A, 144A, 1.817% *, 4/20/2027		1,000,000	984,521
Venture XVI CLO Ltd., "A1L", Series 2014-16A, 144A, 1.821% *, 4/15/2026		5,000,000	4,921,275
Voya CLO Ltd.:
"A1", Series 2014-2A, 144A, 1.765% *, 7/17/2026		4,000,000	3,918,808
"A1", Series 2015-1A, 144A, 1.795% *, 4/18/2027		1,670,000	1,629,873
			36,671,549
Total Asset-Backed (Cost $55,192,321)			54,278,332
Commercial Mortgage-Backed Securities 5.4%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.856% *, 7/10/2044		625,000	629,923
Bear Stearns Commercial Mortgage Securities Trust:
"AMFL", Series 2007-PW17, 144A, 1.114% *, 6/11/2050		300,000	295,157
"A1A", Series 2007-PW15, 5.317%, 2/11/2044		421,133	433,361
Citigroup Commercial Mortgage Trust, "A4", Series 2006-C5, 5.431%, 10/15/2049		988,379	1,000,398
Credit Suisse Commercial Mortgage Trust, "A1A", Series 2007-C1, 5.361%, 2/15/2040		2,017,440	2,059,143
Credit Suisse First Boston Mortgage Securities Corp., "F", Series 2005-C1, 144A, 4.821%, 2/15/2038		2,150,000	2,103,230
Credit Suisse Mortgage Capital Certificates, "AM", Series 2006-C4, 5.509%, 9/15/2039		1,500,000	1,523,428
GS Mortgage Securities Trust, "AM", Series 2006-GG8, 5.591%, 11/10/2039		1,000,000	1,017,000
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.33% *, 11/5/2030		1,568,616	1,556,741
"AFX", Series 2013-HLT, 144A, 2.662%, 11/5/2030		1,000,000	1,002,854
"DFL", Series 2013-HLF, 144A, 3.18% *, 11/5/2030		1,858,764	1,852,136
JPMorgan Chase Commercial Mortgage Securities Corp.:
"D", Series 2015-SGP, 144A, 4.926% *, 7/15/2036		500,000	483,510
"A3", Series 2006-LDP9, 5.336%, 5/15/2047		924,820	942,373
LB Commercial Mortgage Trust:
"A4B", Series 2007-C3, 5.517%, 7/15/2044		292,840	304,040
"J", Series 1998-C4, 144A, 5.6%, 10/15/2035		1,200,000	1,254,322
Merrill Lynch Mortgage Trust, "A4", Series 2007-C1, 5.822% *, 6/12/2050		1,000,000	1,031,801
Total Commercial Mortgage-Backed Securities (Cost $17,828,545)			17,489,417
Collateralized Mortgage Obligations 7.0%
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		115,228	121,253
Countrywide Alternative Loan Trust, "A4", Series 2002-11, 6.25%, 10/25/2032		1,076	1,097
Countrywide Home Loan Mortgage Pass Through Trust, "5A1", Series 2005-HY10, 2.705% *, 2/20/2036		218,098	190,093
FDIC Guaranteed Notes Trust, "1A", Series 2010-S1, 144A, 0.978% *, 2/25/2048		23,619	23,624
Federal Home Loan Mortgage Corp.:
"AI", Series 3953, Interest Only, 3.0%, 2/15/2025		729,249	29,158
"GI", Series 3874, Interest Only, 3.5%, 12/15/2024		3,015,486	102,833
"CI", Series 3880, Interest Only, 3.5%, 1/15/2025		632,600	27,026
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045		9,353,203	1,246,464
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		2,298,769	334,129
"LG", Series 4281, 4.0%, 1/15/2043		3,728,862	4,034,577
"CE", Series 4281, 4.0%, 7/15/2043		3,907,431	4,235,744
"MI", Series 3826, Interest Only, 4.5%, 7/15/2018		537,152	22,834
"SP", Series 4047, Interest Only, 6.225% **, 12/15/2037		3,109,151	418,258
"XS", Series 2470, Interest Only, 6.575% **, 2/15/2031		855,721	152,891
"LA", Series 1343, 8.0%, 8/15/2022		45,414	51,449
"PK", Series 1751, 8.0%, 9/15/2024		175,861	203,178
Federal National Mortgage Association:
"DI", Series 2012-153, Interest Only, 3.5%, 1/25/2028		4,455,586	535,279
"KI", Series 2014-30, Interest Only, 3.5%, 5/25/2033		3,322,219	364,940
"21", Series 343, Interest Only, 4.0%, 9/25/2018		209,983	8,022
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024		18,759	31
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025		93,498	4,526
"DE", Series 2014-18, 4.0%, 8/25/2042		3,756,457	4,053,504
"9", Series 406, Interest Only, 4.5%, 2/25/2041		1,963,972	383,876
"IX", Series 2012-72, Interest Only, 4.5%, 7/25/2042		1,277,128	228,639
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044		2,713,669	402,533
"27", Series 351, Interest Only, 5.0%, 4/25/2019		187,216	10,168
"2", Series 350, Interest Only, 5.5%, 3/25/2034		225,985	50,017
Freddie Mac Structured Agency Credit Risk Debt Notes: "M1", Series 2013-DN1, 3.822% *, 7/25/2023		1,642,381	1,684,169
"M2", Series 2015-DNA3, 3.272% *, 4/25/2028		1,500,000	1,499,882
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		3,528,780	403,362
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		5,111,539	816,388
"IM", Series 2010-23, Interest Only, 4.5%, 2/20/2038		172,551	9,521
"YI", Series 2009-118, Interest Only, 4.5%, 5/20/2038		671,997	33,141
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		2,671,700	400,572
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		1,897,038	288,154
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		663,836	160,270
MASTR Asset Securitization Trust, "8A4", Series 2003-4, 4.75%, 5/25/2018		14,712	14,782
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 2.25% *, 12/25/2034		62,085	61,131
Residential Accredit Loans, Inc., "NB4", Series 2003-QS19, 4.75%, 10/25/2033		48,804	49,321
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032		200,801	206,918
Washington Mutual Mortgage Pass-Through Certificates Trust, "2A3", Series 2003-S6, 4.75%, 7/25/2018		39,191	39,475
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		43,134	43,637
Total Collateralized Mortgage Obligations (Cost $23,361,350)			22,946,866
Government & Agency Obligations 4.0%
Other Government Related (c) 0.9%
Russian Railways, REG S, 5.739%, 4/3/2017		2,000,000	2,035,400
Vnesheconombank, 144A, 6.902%, 7/9/2020		1,000,000	996,700
			3,032,100
Sovereign Bonds 0.5%
Republic of Slovenia, 144A, 4.75%, 5/10/2018		1,500,000	1,586,235
U.S. Government Sponsored Agency 0.2%
Federal Home Loan Bank, 1.0%, 6/21/2017		445,000	446,712
U.S. Treasury Obligations 2.4%
U.S. Treasury Bills:
0.215% ***, 2/11/2016		614,000	613,964
0.42% ***, 6/2/2016		1,022,000	1,020,849
U.S. Treasury Notes:
0.75%, 3/31/2018		190,000	189,681
1.0%, 8/31/2016 (d)		6,050,000	6,065,422
			7,889,916
Total Government & Agency Obligations (Cost $12,831,447)			12,954,963
Loan Participations and Assignments 18.7%
Senior Loans *
Consumer Discretionary 4.4%
Aristocrat Leisure Ltd., Term Loan B, 4.75%, 10/20/2021		949,546	947,324
Bombardier Recreational Products, Inc., Term Loan B, 3.75%, 1/30/2019		754,286	744,103
Burlington Coat Factory Warehouse Corp., Term Loan B3, 4.25%, 8/13/2021		465,417	463,478
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020		496,193	396,334
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019		732,528	732,583
Delta 2 (LUX) SARL, Term Loan B3, 4.75%, 7/30/2021		1,000,000	946,095
Fitness International LLC, Term Loan B, 5.5%, 7/1/2020		736,889	697,897
Hargray Communications Group, Inc., Term Loan B, 5.25%, 6/26/2019		493,966	493,195
Hubbard Radio LLC, Term Loan B, 4.25%, 5/27/2022		227,308	210,828
Hudson's Bay Co., Term Loan B, 4.75%, 9/30/2022		230,415	230,235
ION Media Networks, Inc., Term Loan B, 4.75%, 12/18/2020		491,287	481,462
Jeld-Wen, Inc.:
Term Loan, 4.75%, 7/1/2022		498,750	493,139
Term Loan B, 5.25%, 10/15/2021		243,169	242,029
Key Safety Systems, Inc., First Lien Term Loan, 4.75%, 8/29/2021		493,122	480,054
Lands' End, Inc., Term Loan B, 4.25%, 4/4/2021		982,500	795,825
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/2019		977,276	949,488
Midas Intermediate Holdco II LLC, Term Loan B, 4.5%, 8/18/2021		415,614	412,325
Mohegan Tribal Gaming Authority, Term Loan A, 4.428%, 6/15/2018		424,951	414,593
NEP/NCP Holdco, Inc., Term Loan, 4.25%, 1/22/2020		973,540	932,165
Payless, Inc., First Lien Term Loan, 5.0%, 3/11/2021		833,174	386,239
Portillo's Holdings LLC, First Lien Term Loan, 4.75%, 8/2/2021		493,750	477,703
Serta Simmons Holdings LLC, Term Loan, 4.25%, 10/1/2019		483,336	481,272
Springer Science+Business Media Deutschland GmbH, Term Loan B9, 4.75%, 8/14/2020		488,834	469,075
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020		88,698	88,614
Toys 'R' Us-Delaware, Inc., Term Loan B4, 9.75%, 4/24/2020		246,880	191,914
World Triathlon Corp., Term Loan, 5.25%, 6/26/2021		985,000	965,300
			14,123,269
Consumer Staples 0.9%
Albertson's LLC, Term Loan B2, 5.5%, 3/21/2019		493,772	490,034
California Pizza Kitchen, Inc., Term Loan, 5.251%, 3/29/2018		485,169	448,175
Centerplate, Inc., Term Loan A, 4.75%, 11/26/2019		490,000	470,400
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018		483,788	371,307
Focus Brands, Inc., Term Loan, 4.25%, 2/21/2018		342,252	341,252
JBS U.S.A. LLC, Term Loan, 3.75%, 9/18/2020		488,750	475,310
U.S. Foods, Inc., Term Loan, 4.5%, 3/31/2019		494,924	488,893
			3,085,371
Energy 0.4%
Energy Transfer Equity LP, Term Loan, 3.25%, 12/2/2019		500,000	378,750
FTS International, Inc., Term Loan B, 5.75%, 4/16/2021		468,182	106,277
Houston Fuel Oil Co., LLC, Term Loan B, 4.25%, 8/19/2021		247,494	220,270
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/2021		488,921	383,803
Southcross Holdings Borrower LP, Term Loan B, 6.0%, 8/4/2021		988,722	163,139
			1,252,239
Financials 1.7%
Asurion LLC, Term Loan B1, 5.0%, 5/24/2019		460,545	434,354
AWAS Finance Luxembourg S.A.R.L., Term Loan B, 3.5%, 6/10/2016		246,250	246,097
BATS Global Markets, Inc., Term Loan B2, 5.75%, 1/31/2020		641,915	642,320
Duff & Phelps Investment Management Co.:
Term Loan B, 4.75%, 4/23/2020		487,508	479,586
Term Loan B1, 4.75%, 4/23/2020		495,000	486,956
Hub International Ltd., Term Loan B, 4.0%, 10/2/2020		488,794	469,679
LPL Holdings, Inc., Term Loan B, 4.75%, 11/20/2022		500,000	498,440
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020		243,706	224,006
SBA Senior Finance II LLC, Term Loan B, 3.25%, 6/10/2022		746,250	733,709
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020		488,693	482,790
USI, Inc., Term Loan B, 4.25%, 12/27/2019		488,750	479,689
Victory Capital Management, Inc., Term Loan B, 7.0%, 10/31/2021		468,750	454,687
			5,632,313
Health Care 1.3%
Alere, Inc., Term Loan B, 4.25%, 6/18/2022		231,816	229,658
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019		1,550,425	1,534,921
Amneal Pharmaceuticals LLC, Term Loan, 4.501%, 11/1/2019		984,602	972,398
DPx Holdings BV, Term Loan, 4.25%, 3/11/2021		492,500	473,263
MedAssets, Inc., First Lien Term Loan, 5.75, 7/6/2022		1,000,000	997,190
			4,207,430
Industrials 4.6%
Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.25%, 7/23/2021		247,494	237,027
Apex Tool Group LLC, Term Loan B, 4.5%, 1/31/2020		744,260	698,053
Asurion LLC, Term Loan B4, 5.0%, 8/4/2022		497,500	456,083
Brickman Group Ltd. LLC, First Lien Term Loan, 4.0%, 12/18/2020		984,962	956,418
DTZ U.S. Borrower LLC, First Lien Term Loan, 4.25%, 11/4/2021		995,000	969,299
Greenway Medical Technologies, Inc., First Lien Term Loan, 6.0%, 11/4/2020		490,000	453,250
Hertz Corp., Term Loan B, 3.75%, 3/11/2018		494,898	494,331
IG Investment Holdings LLC, Term Loan B, 6.0%, 10/29/2021		494,898	492,423
Inmar Holdings, Inc., First Lien Term Loan, 4.25%, 1/27/2021		492,500	479,266
IQOR U.S., Inc., Term Loan B, 6.0%, 4/1/2021		478,075	379,272
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/7/2021		491,250	443,353
Monitronics International, Inc., Term Loan B1, 4.5%, 4/11/2022		496,250	468,542
Nortek, Inc., Term Loan B, 3.5%, 10/30/2020		497,486	485,049
P2 Upstream Acquisition Co., First Lien Term Loan, 5.0%, 10/30/2020		245,000	218,662
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		491,250	484,191
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020		472,673	469,031
Sabre, Inc., Term Loan, 4.0%, 2/19/2019		488,750	484,473
Science Applications International Corp., Term Loan B, 3.75%, 5/4/2022		469,934	470,670
Serena Software, Inc., Term Loan, 7.5%, 4/14/2020		467,281	425,226
Stardust Finance Holdings, Inc., Term Loan, 10.5%, 3/13/2023		500,000	447,500
SurveyMonkey, Inc., Term Loan B, 6.25%, 2/5/2019		953,883	920,497
TransDigm, Inc., Term Loan E, 3.5%, 5/14/2022		992,861	954,933
TricorBraun, Inc., Term Loan B, 4.0%, 5/3/2018		459,156	447,677
U.S. Airways Group, Inc., Term Loan B1, 3.5%, 5/23/2019		980,000	972,498
USS Parent Holding Corp.:
Term Loan B, 5.75%, 8/5/2021		701,546	694,531
Term Delay Draw, 5.75%, 8/5/2021		46,148	45,686
ViaWest, Inc., Term Loan B, 4.5%, 3/11/2022		497,500	489,416
Waste Industries U.S.A., Inc., Term Loan B, 4.25%, 2/27/2020		496,250	494,779
			15,032,136
Information Technology 2.0%
Answers Corp., Second Lien Term Loan, 10.0%, 10/3/2022		500,000	100,000
Aricent Technologies, First Lien Term Loan, 5.5%, 4/14/2021		497,479	450,218
Avaya, Inc., Term Loan B7, 6.25%, 5/29/2020		495,558	334,016
CPI Acquisition, Inc., Term Loan B, 5.5%, 8/17/2022		359,195	353,059
Dell International LLC, Term Loan B2, 4.0%, 4/29/2020		965,897	964,993
Deltek, Inc., First Lien Term Loan, 5.0%, 6/25/2022		488,571	476,052
EagleView Technology Corp., First Lien Term Loan, 5.25%, 7/22/2022		495,000	483,709
First Data Corp., Term Loan, 3.927%, 3/24/2018		500,000	494,217
GTCR Valor Companies, Inc., First Lien Term Loan, 6.0%, 5/30/2021		493,745	491,277
Mitel U.S. Holdings, Inc., Term Loan, 5.5%, 4/29/2022		478,561	478,637
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019		490,000	480,607
Regit Eins GmbH, First Lien Term Loan, 6.0%, 1/8/2021		493,750	489,059
Rovi Solutions Corp., Term Loan B, 3.75%, 7/2/2021		492,500	469,311
RP Crown Parent LLC, Term Loan, 6.0%, 12/21/2018		487,544	430,952
			6,496,107
Materials 1.8%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		492,500	453,920
Ineos U.S. Finance LLC, 6 year Term Loan, 3.75%, 5/4/2018		596,733	576,967
Kronos Worldwide, Inc., Term Loan, 4.0%, 2/18/2020		493,719	447,227
MacDermid, Inc., First Lien Term Loan, 5.5%, 6/7/2020		992,366	922,901
Oxbow Carbon LLC, Term Loan B, 4.25%, 7/19/2019		221,519	204,683
Phibro Animal Health Corp., Term Loan B, 4.0%, 4/16/2021		492,500	483,059
Reynolds Group Holdings, Inc., Term Loan, 4.5%, 12/1/2018		477,638	476,145
Solenis International LP, First Lien Term Loan, 4.25%, 7/31/2021		493,750	473,538
Styrolution U.S. Holding LLC, Term Loan B, 6.5%, 11/7/2019		495,000	493,968
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2019		485,319	474,399
World Kitchen LLC, Term Loan B, 5.5%, 3/4/2019		920,464	908,958
			5,915,765
Telecommunication Services 0.8%
Level 3 Financing, Inc., Term Loan B, 4.0%, 1/15/2020		500,000	499,688
Zayo Group LLC, Term Loan B, 3.75%, 5/6/2021		965,222	953,007
Ziggo Financing Partnership:
Term Loan B1, 3.5%, 1/15/2022		462,234	448,744
Term Loan B2A, 3.508%, 1/15/2022		297,872	289,179
Term Loan B3, 3.601%, 1/15/2022		489,894	475,596
			2,666,214
Utilities 0.8%
Astoria Energy LLC, Term Loan B, 5.0%, 12/24/2021		713,753	686,988
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022		746,250	710,221
Essential Power LLC, Term Loan B, 4.75%, 8/8/2019		1,082,128	1,056,877
			2,454,086
Total Loan Participations and Assignments (Cost $65,173,838)			60,864,930
		Shares	Value ($)
Securities Lending Collateral 6.2%
Daily Assets Fund “Capital Shares”, 0.40% (e) (f) (Cost $20,079,728)		20,079,728	20,079,728
Cash Equivalents 1.9%
Central Cash Management Fund, 0.32% (e) (Cost $6,095,033)		6,095,033	6,095,033
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $355,478,460) †		105.4	342,474,684
Other Assets and Liabilities, Net		(5.4)	(17,502,613)
Net Assets		100.0	324,972,071

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2016.
**	These securities are shown at their current rate as of January 31, 2016.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $355,478,564. At January 31, 2016, net unrealized depreciation for all securities based on tax cost was $13,003,880. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,284,835 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,288,715.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2016 amounted to $19,423,017, which is 6.0% of net assets.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At January 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At January 31, 2016, the Fund had an unfunded loan commitment of $82,674, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Depreciation ($)
Midas Intermediate Holdco II LLC, Term Delay Draw B, 0.5%, 8/18/2021	83,333	82,674	(659)

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At January 31, 2016, open credit default swap contracts purchased were as follows:

Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Reference Obligation	Value ($)	Upfront Payments Paid ($)	Unrealized Depreciation ($)

9/21/2015 12/20/2020	7,350,000[1]	1.0%	Markit CDX Emerging Markets Index	835,943	847,844	(11,901)

At January 31, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/16/2015 12/16/2020	28,300,000	Fixed — 2.0%	Floating — 3-Month LIBOR	(1,040,384)	(628,103)
12/16/2015 12/16/2018	140,400,000	Fixed — 1.75%	Floating — 3-Month LIBOR	(3,307,985)	(1,548,510)
12/16/2015 12/16/2019	71,000,000	Fixed — 2.0%	Floating — 3-Month LIBOR	(2,490,264)	(1,182,666)
12/16/2015 12/16/2017	113,000,000	Floating — 3-Month LIBOR	Fixed — 1.25%	1,021,322	549,321
Total net unrealized depreciation				(2,809,958)

Counterparty:

1	JPMorgan Chase Securities, Inc.

LIBOR: London Interbank Offered Rate ; 3-Month LIBOR rate at January 31, 2016 is 0.61%.
As of January 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
GBP	3,180,000	USD	4,534,922	4/19/2016	2,888	JPMorgan Chase Securities, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
TRY	8,500,000	USD	2,735,318	3/22/2016	(99,013)	Nomura International PLC

Currency Abbreviations

GBP	British Pound
TRY	Turkish Lira
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$145,511,026	$—	$145,511,026
Mortgage-Backed Securities Pass-Throughs	—	2,254,389	—	2,254,389
Asset-Backed	—	54,278,332	—	54,278,332
Commercial Mortgage-Backed Securities	—	17,489,417	—	17,489,417
Collateralized Mortgage Obligations	—	22,946,866	—	22,946,866
Government & Agency Obligations	—	12,954,963	—	12,954,963
Loan Participations and Assignments	—	57,734,167	3,130,763	60,864,930
Short-Term Investments (h)	26,174,761	—	—	26,174,761
Derivatives (i)
Interest Rate Swap Contracts	—	549,321	—	549,321
Forward Foreign Currency Exchange Contracts	—	2,888	—	2,888
Total	$26,174,761	$313,721,369	$3,130,763	$343,026,893
Liabilities	Level 1	Level 2	Level 3	Total
Unfunded Loan Commitments (j)	$—	$(659)	$—	$(659)
Derivatives (i)
Credit Default Swap Contracts	—	(11,901)	—	(11,901)
Interest Rate Swap Contracts	—	(3,359,279)	—	(3,359,279)
Forward Foreign Currency Exchange Contracts	—	(99,013)	—	(99,013)
Total	$—	$(3,470,852)	$—	$(3,470,852)

During the period ended January 31, 2016, the amount of transfers between Level 2 and Level 3 was $2,173,604. The investments were transferred from Level 2 to Level 3 due to the independent pricing service utilizing single market quotes.

During the period ended January 31, 2016, the amount of transfers between Level 3 and Level 2 was $2,784,156. The investments were transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, and forward foreign currency exchange contracts.
(j)	Includes depreciation on unfunded loan commitments.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$ (11,901)	$ —
Foreign Exchange Contracts	$ —	$ (96,125)
Interest Rate Contracts	$ (2,809,958)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Ultra-Short Duration Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2016